Net Loss Per Share - Schedule of Anti-Dilutive or Immaterial to Net Loss Per Share (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Anti-Dilutive or Immaterial to Net Loss Per Share [Line Items]
Total	628	724
Share options to employees [Member]
Schedule of Anti-Dilutive or Immaterial to Net Loss Per Share [Line Items]
Total	628	724